Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
13.	Income Taxes

The significant components of the Partnership’s deferred tax assets and liabilities are as follows:

	December 31, 2015 $	December 31, 2014 $
Deferred tax assets:
Tax losses carried forward(1)	116,894	146,851
Other	2,815	3,726

Total deferred tax assets	119,709	150,577

Deferred tax liabilities:
Vessels and equipment	10,577	12,514
Long-term debt	3,218	2,295
Other	1,204	1,371

Total deferred tax liabilities	14,999	16,180

Net deferred tax assets	104,710	134,397

Valuation allowance	(75,277)	(128,438)

Net deferred tax assets	29,433	5,959

Disclosed in:
Deferred tax asset	30,050	5,959
Other long-term liabilities	617	—

Net deferred tax assets	29,433	5,959

(1)

As at December 31, 2015, the income tax losses carried forward of $466.3 million ($559.1 million – December 31, 2014) are available to offset future taxable income in the applicable jurisdictions, and can be carried forward indefinitely.

The components of the provision for income taxes are as follows:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $
Current	(1,650)	(1,290)	(75)
Deferred	23,007	(889)	(2,150)

Income tax recovery (expense)	21,357	(2,179)	(2,225)

The Partnership operates in countries that have differing tax laws and rates. Consequently a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the current year at the applicable statutory income tax rates and the actual tax charge related to the current year are as follows:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $
Net income before taxes	78,786	19,835	78,782
Net income (loss) not subject to taxes	12,601	(72,469)	41,100

Net income subject to taxes	66,185	92,304	37,682

At applicable statutory tax rates	14,527	12,484	2,559
Permanent differences	387	(4,677)	(3,619)
Adjustments related to currency differences	(1,060)	3,349	(14,231)
Valuation allowance	(35,211)	(8,977)	17,516

Tax (recovery) expense related to current year	(21,357)	2,179	2,225

The following is a tabular reconciliation of the Partnership’s total amount of unrecognized tax benefits at the beginning and end of 2015, 2014 and 2013:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $
Balance of unrecognized tax benefits as at beginning of the year	6,779	7,037	3,692
Decreases for positions related to prior years	(3,082)	(258)	(336)
Increases for positions related to the current year	350	—	—
Increase for positions attributable to the Dropdown Predecessor	—	—	3,681

Balance of unrecognized tax benefits as at end of the year	4,047	6,779	7,037

The Partnership does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2010 through 2015 remain open to examination by some of the taxing jurisdictions in which the Partnership is subject to tax.

The interest and penalties on unrecognized tax benefits included in the tabular reconciliation above were not material.